Submission	Oct. 20, 2026
Submission [Line Items]
Central Index Key	0000831001
Registrant Name	CITIGROUP INC
Registration File Number	333-293732
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES